UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05807

NAIC Growth Fund, Inc.

(Exact name of registrant as specified in charter)

711 W. 13 Mile Rd.

Madison Heights, MI 48071

(Address of principal executive offices) (zip code)

Luke E.Sims, President

NAIC Growth Fund, Inc.

711 W. 13 Mile Road

Madison Heights, MI 48071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-1107

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2006 thru 06/30/2007

Issuer:	Abbott Laboratories
Ticker symbol:	ABT
CUSIP:	002824100
Date of shareholder meeting:	04/27/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of Deloitte & Touche LLP as auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Shareholder proposal re: shareholder advisory vote re: executive compensation. The Fund voted AGAINST this shareholder proposal as recommended by management.

4.            Shareholder proposal re: separation of the roles of Chairman and CEO. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	Aflac Inc.
Ticker symbol:	AFL
CUSIP:	001055102
Date of shareholder meeting:	05/07/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Avery Dennison
Ticker symbol:	AVY
CUSIP:	053611109
Date of shareholder meeting:	04/26/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of PricewaterhouseCoopers LLP as the independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Biomet, Inc.
Ticker symbol:	BMET
CUSIP:	090613100
Date of shareholder meeting:	09/20/2006

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of Biomet, Inc. 2006 Equity Incentive Plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Ratification of the selection of Ernst & Young, LLP as independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	CIT Group Inc.
Ticker symbol:	CIT
CUSIP:	125581108
Date of shareholder meeting:	05/082007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of PricewaterhouseCoopers LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Citigroup, Inc.
Ticker symbol:	C
CUSIP:	172967101
Date of shareholder meeting:	02/21/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the selection of KPMG LLP as independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal was as proposed and recommended by management.

The Fund voted AGAINST each of the shareholder Proposals 3 through 11 as recommended by management:

3.	Shareholder proposal requesting a report on prior governmental service of certain individuals.
4.	Shareholder proposal requesting a report on political contributions.
5.	Shareholder proposal requesting a report on charitable contributions.
6.	Shareholder proposal requesting an advisory resolution to ratify executive compensation
7.	Shareholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to worldwide employees.
8.	Shareholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.
9.	Shareholder proposal requesting that stock options be subject to a five-year sales restriction.
10.	Shareholder proposal requesting cumulative voting.
11.	Shareholder proposal requesting that stockholders have the right to call special shareholder meetings.

Issuer:	Colgate-Palmolive Co.
Ticker symbol:	CL
CUSIP:	194162103
Date of shareholder meeting:	05/03/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Shareholder proposal on special shareholder meetings. The Fund voted AGAINST this shareholder proposal as recommended by management.

4.            Shareholder proposal on executive compensation. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	Comerica Inc.
Ticker symbol:	CMA
CUSIP:	200340107
Date of shareholder meeting:	05/15/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of Ernst & Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Shareholder proposal re: preparation of a sustainability report. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	Emerson Electric Co.
Ticker symbol:	EMR
CUSIP:	291011104
Date of shareholder meeting:	02/06/2007

1.            Election of director election. The Fund vote FOR all nominees as proposed and recommended by management.

2.            Ratification of KPMG LLP as independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	General Electric Co.
Ticker symbol:	GE
CUSIP:	369604103
Date of shareholder meeting:	04/25/2007

1.            Election of directors. The Fund vote FOR all nominees as proposed and recommended by management.

2.	Ratification of KPMG LLP as the independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.
3.	Adoption of majority voting for directors. The Fund voted FOR this proposal as proposed and recommended by management.
4.	Approval of 2007 long term incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.
5.	Approval of material terms of senior officer performance goals. The Fund voted FOR this proposal as proposed and recommended by management.

The Fund voted AGAINST each of shareholder Proposals 6 through 14 as recommended by management:

6.	Shareholder proposal re: cumulative voting
7.	Shareholder proposal re: curb over-extended directors
8.	Shareholder proposal re: one director from the ranks of retirees
9.	Shareholder proposal re: independent board chairman
10.	Shareholder proposal to eliminate dividend equivalents
11.	Shareholder proposal re: report on charitable contributions
12.	Shareholder proposal re: global warming report
13.	Shareholder proposal re: ethical criteria for military contracts
14.	Shareholder proposal re: report on pay differential

Issuer:	Huntington Bancshares Inc.
Ticker symbol:	HBAN
CUSIP:	446150104
Date of shareholder meeting:	05/30/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of issuance of common stock in connection with the acquisition of Sky Financial Group. The Fund FOR this proposal as proposed and recommended by management.

3.            Ratification of appointment of Deloitte & Touche LLP to serve as an independent registered public accounting firm for the corporation for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4.            Approval of the 2007 stock and long-term incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

5.            Approval of an amendment to the management incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

6.            Approval to amend the corporation’s charter to increase the authorized common. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Jack Henry & Associates, Inc.
Ticker symbol:	JKHY
CUSIP:	426281101
Date of shareholder meeting:	10/31/2006

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of the 2006 employee stock purchase plan. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Johnson & Johnson
Ticker symbol:	JNJ
CUSIP:	478160104
Date of shareholder meeting:	04/26/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as recommended by management.

3.            Proposal on majority voting requirements for director nominees. The Fund voted AGAINST this shareholder proposal as recommended by management.

4.             Proposal on supplemental retirement plan. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	JPMorgan Chase & Co
Ticker symbol:	ONE
CUSIP:	46625H100
Date of shareholder meeting:	05/15/2007

1.	Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.
2.	Appointment of independent registered public accounting firm for current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

The Fund voted AGAINST each of the shareholder Proposals 3 through 10 as recommended by management:

3.	Shareholder proposal re: stock options
4.	Shareholder proposal re: performance-based restricted stock
5.	Shareholder proposal re: executive compensation approval
6.	Shareholder proposal re: separate chairman
7.	Shareholder proposal re: cumulative voting
8.	Shareholder proposal re: majority voting for directors
9.	Shareholder proposal re: political contributions report
10.	Shareholder proposal re: slavery apology report

Issuer:	O’Reilly Automotive, Inc
Ticker symbol:	ORLY
CUSIP:	686091109
Date of shareholder meeting:	05/08/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of appointment of Ernst & Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	PepsiCo, Inc.
Ticker symbol:	PEP
CUSIP:	713448108
Date of shareholder meeting:	05/02/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of independent registered public accountants for current fiscal year. The Fund voted FOR this proposal was cast by the Fund as proposed and recommended by management.

3.            Approval of 2007 long-term incentive plan. The Fund voted FOR this proposal as proposed and recommended by management.

4.            Shareholder proposal re: charitable contributions. The Fund voted AGAINST this proposal as recommended by management.

Issuer:	Pfizer Inc.
Ticker symbol:	PFE
CUSIP:	717081103
Date of shareholder meeting:	04/26/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the selection of KPMG LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

The Fund voted AGAINST shareholder Proposals 3 through 6 as recommended by management:

3.            Shareholder proposal relating to cumulative voting.

4.	Shareholder proposal requesting a report on the rationale for exporting animal experimentation.
5.	Shareholder proposal requesting a report on the feasibility of amending corporate policy on laboratory animal care and use.
6.	Shareholder proposal relating to qualifications for director nominees.

Issuer:	Polymedica Corp.
Ticker symbol:	PLMD
CUSIP:	731738100
Date of shareholder meeting:	09/19/2006

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the selection of PricewaterhouseCoopers LLP as the independent accountants for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	RPM International Incorporated
Ticker symbol:	RPM
CUSIP:	749685103
Date of shareholder meeting:	10/05/2006

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approve and adopt the RPM International Inc. 2007 restricted stock plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Approve and adopt the RPM International Inc. 2007 incentive compensation plan. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Sigma-Aldrich Corp.
Ticker symbol:	SIAL
CUSIP:	826552101
Date of shareholder meeting:	05/01/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of KPMG LLP as the independent registered public accountant for the current fiscal year. The Fund voted FOR the proposal as proposed and recommended by management.

Issuer:	State Street Corp.
Ticker symbol:	STT
CUSIP:	857477103
Date of shareholder meeting:	04/18/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Proposal to increase authorized common stock. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Ratification of the selection of Ernst and Young LLP as independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Stryker Corp.
Ticker symbol:	SYK
CUSIP:	863667101
Date of shareholder meeting:	04/25/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of the executive bonus plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Ratification of the appointment of Ernst and Young LLP as independent auditors for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4.            Shareholder proposal regarding granting of performance vesting shares to senior executives. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	Synovus Financial Corp.
Ticker symbol:	SNV
CUSIP:	87161C105
Date of shareholder meeting:	04/25/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of the Synovus Financial Corp. 2007 Omnibus Plan. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Ratification of the appointment of KPMG LLP as independent auditor for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

4.            Shareholder proposal regarding director election by majority vote. The Fund voted AGAINST this shareholder proposal as recommended by management.

Issuer:	Sysco Corp.
Ticker symbol:	SYY
CUSIP:	871829107
Date of shareholder meeting:	11/10/2006

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of Ernst & Young LLP as the independent accountants for current fiscal year. The Fund voted FOR the proposal as proposed and recommended by management.

3.            Shareholder proposal requesting that the Board of Directors implement a majority vote policy. The Fund voted FOR this shareholder proposal as recommended by management.

Issuer:	Teleflex Inc.
Ticker symbol:	TFX
CUSIP:	879369106
Date of shareholder meeting:	05/04/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Approval of amendment of certificate of incorporation to increase authorized common stock. The Fund voted FOR this proposal was cast by the Fund as proposed and recommended by management.

3.            Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

Issuer:	Washington Mutual, Inc.
Ticker symbol:	WM
CUSIP:	939322103
Date of shareholder meeting:	04/17/2007

1.            Election of directors. The Fund voted FOR all nominees as proposed and recommended by management.

2.            Ratification of the appointment of Deloitte & Touche LLP as the independent auditor for the current fiscal year. The Fund voted FOR this proposal as proposed and recommended by management.

3.            Shareholder proposal relating to the company’s executive retirement plan policies. The Fund voted AGAINST this shareholder proposal as recommended by management.

4.            Shareholder proposal relating to the company’s director election process. The Fund voted AGAINST this shareholder proposal as recommended by management.

5.            Shareholder proposal relating to the company’s director nominee qualification requirements. The Fund voted AGAINST this shareholder proposal as recommended by management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By:	/s/ Luke E. Sims
Luke E. Sims, President

Date:	August 10, 2007